Note 7 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService Residential	FirstService Brands	Consolidated

Balance, December 31, 2015	$167,449	$53,197	$220,646
Goodwill acquired during the year	5,696	38,959	44,655
Other items	18	169	187
Foreign exchange	510	168	678
Balance, December 31, 2016	173,673	92,493	266,166
Goodwill acquired during the year	13,358	16,032	29,390
Accumulated goodwill impairment loss	-	(6,150)	(6,150)
Other items	(32)	898	866
Foreign exchange	1,224	424	1,648
Balance, December 31, 2017	$188,223	$103,697	$291,920